Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,030,000
Previously Paid Amount	0.00
Total Fee Amount	694.64
Total Offset Amount	0.00
Net Fee	694.64
Narrative - Max Aggregate Offering Price	$ 5,030,000
Final Prospectus	true